Quarterly Report
September 30, 2023
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.3%
Aerospace & Defense – 1.1%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$5,725,793
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,628,170
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,471,551
Boeing Co., 5.805%, 5/01/2050	3,159,000	2,860,529
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	4,504,842
		$16,190,885
Asset-Backed & Securitized – 17.9%
ACREC 2021-FL1 Ltd., “C”, FLR, 7.595% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$2,546,000	$2,429,779
ACREC 2021-FL1 Ltd., “D”, FLR, 8.095% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	3,070,500	2,876,882
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.096% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	3,129,000	2,996,471
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.195% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	5,554,267	5,542,131
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.446% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	905,000	875,944
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.396% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	831,500	810,213
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.046% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	1,152,500	1,111,152
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.296% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,740,000	1,646,205
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.646% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	964,500	901,079
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.746% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	3,443,500	3,302,300
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.313% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	8,837,989
AREIT 2019-CRE3 Trust, “B”, FLR, 6.996% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	2,569,500	2,463,069
AREIT 2019-CRE3 Trust, “C”, FLR, 7.346% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	2,242,500	2,113,428
AREIT 2019-CRE3 Trust, “D”, FLR, 8.096% ((SOFR - 1mo. + 0.11448%) + 2.65%), 9/14/2036 (n)	1,849,000	1,707,542
AREIT 2022-CRE6 Trust, “B”, FLR, 7.163% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	1,126,000	1,089,225
AREIT 2022-CRE6 Trust, “C”, FLR, 7.463% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	2,322,000	2,236,880
AREIT 2022-CRE6 Trust, “D”, FLR, 8.163% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	987,000	904,044
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	61,300	6
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.032% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	22,113	30,099
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,354,172
BDS 2021-FL7 Ltd., “B”, FLR, 6.945% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	1,259,500	1,228,013
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	991,415	1,002,036
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	3,427,000	3,178,812
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.246% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	4,380,500	4,150,642
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 7.046% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	3,669,500	3,501,044
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.496% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,288,000	1,227,111
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.746% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	836,500	806,343
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 8.196% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	952,500	885,860
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	516,898	484,607
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	366,516	325,504
BXMT 2020-FL2 Ltd., “B”, FLR, 6.846% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,731,000	1,507,786
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	5,534,682
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,381,450	2,236,010
CHCP 2021-FL1 Ltd., “B”, FLR, 7.095% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2038 (n)	1,102,500	1,071,055
CHCP 2021-FL1 Ltd., “C”, FLR, 7.545% ((SOFR - 1mo. + 0.11448%) + 2.1%), 2/15/2038 (n)	1,249,000	1,195,396
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,233,701	1,225,372
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,034,999
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,615,464
CLNC 2019-FL1 Ltd., “B”, FLR, 7.341% (SOFR - 1mo. + 2.01448%), 8/20/2035 (n)	1,850,000	1,803,935
CLNC 2019-FL1 Ltd., “C”, FLR, 7.841% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	3,006,500	2,897,741
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/14/2056	4,656,029	4,615,297
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/14/2056	2,699,147	2,668,144
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	9,572,751
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	2,775,859
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	523,000	489,627
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	973,000	970,355
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,569,399
Cutwater 2015-1A Ltd., “BR”, FLR, 7.369% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	10,770,000	10,679,349

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	$2,472,849	$2,464,545
GLGU 2023-1A Ltd., “B”, FLR, 8.362% (SOFR - 3mo. + 3%), 7/20/2035 (n)	3,420,864	3,420,436
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,497,471
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 7.271% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	6,545,000	6,347,858
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	11,559,308
JPMorgan Chase Commercial Mortgage Securities Corp., 5.752%, 7/15/2042 (n)	1,198	1,042
JPMorgan Mortgage Trust, “A1”, 4.326%, 10/25/2033	34,970	31,650
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	1,192,482	1,187,475
LCCM 2021-FL2 Trust, “C”, FLR, 7.596% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	1,985,500	1,823,682
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.996% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,276,118
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.396% ((SOFR - 1mo. + 0.11448%) + 1.95%), 4/15/2034 (n)	1,836,900	1,776,099
LoanCore 2018-CRE3 Ltd., “B”, FLR, 7.046% ((SOFR - 1mo. + 0.11448%) + 1.6%), 4/15/2034 (n)	1,873,800	1,822,270
LoanCore 2019-CRE2 Ltd., “D”, FLR, 7.896% ((SOFR - 1mo. + 0.11448%) + 2.45%), 5/15/2036 (n)	1,121,500	1,022,686
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 6.816% ((SOFR - 1mo. + 0.11448%) + 1.37%), 4/15/2034 (n)	215,724	214,624
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.196% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,666,000	5,533,523
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.446% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	5,318,000	5,083,939
LoanCore 2021-CRE6 Ltd., “B”, FLR, 7.346% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	9,970,000	9,426,884
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.618% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	5,894,060	5,798,346
Madison Park Funding XLI Ltd., 2012-A, “B1R”, FLR, 6.957% ((SOFR - 3mo. + 0.26161%) + 1.35%), 4/22/2027 (n)	7,430,000	7,355,938
Merrill Lynch Mortgage Investors, Inc., “A”, 5.006%, 5/25/2036	45,111	43,564
Merrill Lynch Mortgage Investors, Inc., “A5”, 4.198%, 4/25/2035	67,204	58,653
MF1 2020-FL4 Ltd., “AS”, FLR, 7.546% ((SOFR - 1mo. + 0.11448%) + 2.1%), 11/15/2035 (n)	2,602,500	2,571,706
MF1 2021-FL5 Ltd., “C”, FLR, 7.146% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,589,000	2,503,724
MF1 2022-FL8 Ltd., “C”, FLR, 7.527% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,328,637
MF1 2022-FL8 Ltd., “D”, FLR, 7.977% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,333,016
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.419% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	7,481,614	7,292,763
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.357% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	5,000,000	4,910,750
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.957% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	5,744,568	5,470,633
Parallel 2015-1A Ltd., “C1R”, FLR, 7.337% ((SOFR - 3mo. + 0.26161%) + 1.75%), 7/20/2027 (n)	740,566	737,503
Parallel 2015-1A Ltd., “C2R”, FLR, 7.337% ((SOFR - 3mo. + 0.26161%) + 1.75%), 7/20/2027 (n)	797,872	796,485
PFP III 2021-7 Ltd., “B”, FLR, 6.846% ((SOFR - 1mo. + 0.11448%) + 1.4%), 4/14/2038 (n)	935,953	908,598
PFP III 2021-7 Ltd., “C”, FLR, 7.096% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)	1,640,418	1,583,816
PFP III 2021-8 Ltd., “D”, FLR, 7.596% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037 (n)	3,737,500	3,486,156
Preferred Term Securities XIX Ltd., CDO, FLR, 6.021% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	128,405	115,565
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 6.681% ((SOFR - 3mo. + 0.26161%) + 1.04%), 2/20/2030 (n)	2,905,714	2,892,583
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.634% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (z)	1,340,000	1,267,320
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.384% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (z)	1,575,000	1,429,604
Residential Funding Mortgage Securities, Inc., FGIC, 3.985%, 12/25/2035	2,975	98
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.545% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	2,027,000	1,807,058
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 7.263% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,337,755
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 7.513% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,484,435
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	1,116,013	1,110,848
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,338,315
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.019% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,957,793	1,914,962
Voya CLO 2012-4A Ltd., “BR3”, FLR, 7.519% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	828,265	799,574
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.869% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,187,823	1,165,339
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,109,501
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,550,027
		$263,474,685
Broadcasting – 0.9%
Discovery Communications LLC, 4.65%, 5/15/2050	$4,028,000	$2,845,510
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	5,334,000	4,125,254
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	4,694,000	3,487,832
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	1,915,000	1,414,387
WMG Acquisition Corp., 3%, 2/15/2031 (n)	1,568,000	1,231,617
		$13,104,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$2,300,000	$2,187,055
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	5,062,805
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	3,971,333
Raymond James Financial, Inc., 4.95%, 7/15/2046	1,200,000	993,291
		$12,214,484
Building – 0.7%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$5,875,000	$4,865,669
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,760,000	2,133,428
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	2,922,119
		$9,921,216
Business Services – 1.2%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$3,761,432
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,034,103
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,115,730
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,224,566
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,182,983
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	4,371,393
		$17,690,207
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$6,587,000	$5,406,696
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	4,923,056
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,940,000	2,080,679
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	4,065,000	2,877,122
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,184,000	1,931,707
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	3,995,000	3,198,437
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,465,049
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	311,767
		$23,194,513
Chemicals – 0.1%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$1,402,000	$1,167,294
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$6,901,000	$6,699,269
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$4,531,360
Conglomerates – 1.0%
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	$1,521,000	$1,479,426
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	4,643,000	4,485,009
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	3,600,000	3,467,548
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	4,993,000	4,694,996
		$14,126,979
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032	$3,229,000	$2,769,357
Consumer Services – 0.9%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$4,782,000	$3,773,572
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	1,798,663
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,170,925
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,238,534
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	5,294,766	1,740,578
		$12,722,272

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$3,782,512
Electronics – 0.3%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$3,219,000	$2,346,914
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	2,774,542
		$5,121,456
Energy - Independent – 1.1%
Energean Israel Finance Ltd., 4.875%, 3/30/2026	$3,943,000	$3,662,258
EQT Corp., 3.9%, 10/01/2027	2,315,000	2,141,314
EQT Corp., 5%, 1/15/2029	1,294,000	1,216,373
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,273,985
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	2,670,000	2,453,949
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	3,007,000	2,941,989
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	3,294,000	2,495,594
		$16,185,462
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$3,195,000	$3,198,685
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	2,329,000	1,997,067
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	2,763,000	2,196,341
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,588,817
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,672,075
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,615,000	2,215,696
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	3,989,171	3,799,685
		$17,668,366
Food & Beverages – 0.5%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/14/2030	$4,965,000	$4,635,013
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	1,441,000	1,306,237
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,225,000	1,048,942
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	216,000	179,775
		$7,169,967
Gaming & Lodging – 0.2%
Marriott International, Inc., 3.5%, 10/15/2032	$3,330,000	$2,724,607
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$3,293,000	$2,771,046
Corebridge Financial, Inc., 4.35%, 4/05/2042	442,000	334,214
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,291,000	944,465
		$4,049,725
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,131,000	$4,106,710
Insurance - Property & Casualty – 1.4%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$6,536,106
Aon Corp., 3.75%, 5/02/2029	3,245,000	2,941,867
Brown & Brown, Inc., 4.95%, 3/17/2052	1,217,000	969,106
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	5,393,862
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	861,609
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	2,374,000	2,217,341
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,221,000	1,491,219
		$20,411,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.3%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$2,184,375
Electricite de France S.A., 6.9%, 5/23/2053 (n)	1,704,000	1,690,799
		$3,875,174
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$3,631,000	$3,368,609
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,236,001
		$4,604,610
Major Banks – 9.2%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$8,192,000	$7,348,622
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	9,824,000	7,873,335
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	10,928,000	8,396,994
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	3,924,000	3,559,703
Bank of America Corp., 6.1%, 9/17/2171	6,096,000	5,969,420
Bank of America Corp., 6.5% to 10/23/2024, FLR ((SOFR - 3mo. + 0.26161%) + 4.174%) to 4/23/2172	3,843,000	3,818,440
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	2,980,974
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	2,841,490
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	2,325,000	2,095,288
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	2,325,000	2,194,139
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,401,813
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,420,590
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	4,914,000
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	4,638,849
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	2,107,775
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 0.945%) to 1/23/2029	2,290,000	2,077,160
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.12%) to 4/23/2029	11,383,000	10,490,262
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	2,576,000	2,387,328
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	3,643,905
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	6,741,000	5,216,820
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,573,020
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	8,031,000	6,256,758
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,239,000	1,207,367
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	5,341,865
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	2,940,000	2,773,278
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	738,028
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	9,717,000	7,604,492
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,311,000	1,279,817
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	7,084,000	5,075,143
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,336,013
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	4,514,000	3,648,738
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	2,633,000	2,482,043
		$135,693,469
Medical & Health Technology & Services – 1.8%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$4,326,880
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	903,196
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,278,431
Alcon, Inc., 2.75%, 9/23/2026 (n)	593,000	545,254
HCA Healthcare, Inc., 4.125%, 6/15/2029	3,255,000	2,946,690
HCA Healthcare, Inc., 4.375%, 3/14/2042	3,251,000	2,487,221
Marin General Hospital, 7.242%, 8/01/2045	2,243,000	2,030,298
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,087,570
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	5,615,900
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,486,523
Tower Health, 4.451%, 2/01/2050	6,211,000	2,763,895
		$26,471,858

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.3%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$2,137,048
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	3,434,000	3,077,201
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,326,185
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,426,064
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	3,922,000	3,226,984
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,181,988
Novelis Corp., 3.875%, 8/15/2031 (n)	2,661,000	2,125,033
		$19,500,503
Midstream – 3.0%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$1,939,000	$1,449,964
Cheniere Energy Partners LP, 4.5%, 10/01/2029	2,483,000	2,248,290
Enbridge, Inc., 4.25%, 12/01/2026	4,734,000	4,516,374
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,533,756
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,238,703
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	3,713,360
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,632,797
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	1,929,217
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,612,000	2,200,056
MPLX LP, 4.95%, 3/14/2052	5,874,000	4,595,507
Plains All American Pipeline LP, 3.55%, 12/15/2029	2,839,000	2,440,483
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,675,000	2,492,252
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,975,000	1,811,195
Targa Resources Corp., 4.2%, 2/01/2033	930,000	790,768
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,259,405
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,179,073
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,148,378
		$44,179,578
Mortgage-Backed – 22.1%
Fannie Mae, 5.5%, 10/01/2023 - 4/01/2040	$3,342,933	$3,325,184
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	2,356,048	2,302,047
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	7,726,283	7,273,727
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	6,241,679	5,538,020
Fannie Mae, 3.95%, 1/01/2027	311,765	300,380
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	5,556,746	4,812,831
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	727,429	595,051
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	1,930	1,958
Fannie Mae, 3%, 2/25/2033 (i)	337,531	28,487
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	873,956	882,336
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	12,908,826	11,810,625
Fannie Mae, 3.25%, 5/25/2040	108,013	96,479
Fannie Mae, 2%, 4/25/2046	249,066	219,501
Fannie Mae, 4%, 7/25/2046 (i)	376,514	70,160
Fannie Mae, 3.5%, 12/01/2046 (f)	1,307,108	1,148,594
Fannie Mae, UMBS, 2%, 10/01/2036 - 9/01/2052	47,016,555	37,389,133
Fannie Mae, UMBS, 2.5%, 11/01/2036 - 8/01/2052	46,706,424	37,724,282
Fannie Mae, UMBS, 3%, 9/01/2037 - 10/01/2052	18,814,115	15,868,735
Fannie Mae, UMBS, 1.5%, 2/01/2042	170,933	131,938
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 4/01/2053	2,537,163	2,183,715
Fannie Mae, UMBS, 4.5%, 9/01/2052	776,001	716,295
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2053	6,316,147	5,961,600
Fannie Mae, UMBS, 6%, 12/01/2052 - 2/01/2053	2,054,290	2,041,526
Federal Home Loan Bank, 5%, 7/01/2035	713,589	700,171
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,690,366
Freddie Mac, 2.811%, 1/25/2025	3,399,393	3,280,021
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,279,041	1,172,742
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	2,020,733	1,909,711
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,795,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	$9,847,815	$8,450,491
Freddie Mac, 1.219%, 7/25/2029 (i)	4,032,296	203,956
Freddie Mac, 1.267%, 8/25/2029 (i)	6,954,104	370,801
Freddie Mac, 1.985%, 4/25/2030 (i)	1,901,414	185,500
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	155,977	155,197
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	43,842	43,908
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	720,547	704,163
Freddie Mac, 5.5%, 2/15/2036 (i)	68,935	10,913
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	10,970,446	9,696,551
Freddie Mac, 4.5%, 12/15/2040 (i)	43,456	3,545
Freddie Mac, 4%, 8/15/2044 (i)	71,545	8,141
Freddie Mac, 3.25%, 11/25/2061	771,410	638,423
Freddie Mac, UMBS, 2%, 4/01/2037 - 5/01/2052	43,688,357	33,827,383
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 4/01/2053	3,077,093	2,658,381
Freddie Mac, UMBS, 3%, 3/01/2047 - 6/01/2052	2,817,515	2,361,758
Freddie Mac, UMBS, 2.5%, 2/01/2051 - 9/01/2052	16,955,985	13,496,513
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2052	740,383	699,089
Freddie Mac, UMBS, 4%, 10/01/2052	1,357,239	1,208,970
Freddie Mac, UMBS, 4.5%, 10/01/2052	1,597,530	1,467,400
Freddie Mac, UMBS, 5.5%, 4/01/2053	782,521	761,454
Ginnie Mae, 5.5%, 5/15/2033 - 8/20/2053	14,961,225	14,542,833
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	13,496,618	12,587,290
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	80,416	81,358
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	9,137,752	8,264,612
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	5,811,215	5,168,199
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	15,011,590	12,820,342
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	12,264,407	10,030,632
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	9,552,016	7,553,934
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	12,002,600	11,377,596
Ginnie Mae, TBA, 6%, 10/15/2053	3,000,000	2,972,578
Ginnie Mae, TBA, 3.5%, 10/23/2053	4,250,000	3,722,402
Ginnie Mae, TBA, 6.5%, 10/23/2053	1,900,000	1,910,688
UMBS, TBA, 5%, 10/24/2038	2,975,000	2,896,906
UMBS, TBA, 2%, 10/12/2053	2,000,000	1,521,094
		$325,373,746
Municipals – 1.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$610,000	$598,050
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	7,639,987
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	944,406
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,241,093
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,406,120
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	5,359,000	4,292,021
		$20,121,677
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$8,198,238
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,283,944
		$10,482,182
Oils – 0.1%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$2,199,754
Other Banks & Diversified Financials – 1.8%
Discover Financial Services, 6.7%, 11/29/2032	$7,435,000	$7,186,899
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,458,000	5,264,101
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,174,126
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	11,447,000	9,750,971
		$26,376,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,238,000	$5,224,669
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$4,745,000	$3,569,493
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$3,801,000	$2,921,838
Penske Automotive Group Co., 3.75%, 6/15/2029	5,509,000	4,637,155
		$7,558,993
Telecommunications - Wireless – 1.1%
Rogers Communications, Inc., 4.5%, 3/15/2042	$6,129,000	$4,745,883
Rogers Communications, Inc., 4.55%, 3/15/2052	6,129,000	4,470,619
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,357,141
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,542,880
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	510,240
Vodafone Group PLC, 5.625%, 2/10/2053	1,337,000	1,184,819
		$15,811,582
Tobacco – 1.1%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$4,944,319
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,602,921
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,095,468
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	911,542
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,603,121
		$16,157,371
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,983,000	$2,146,204
U.S. Government Agencies and Equivalents – 0.8%
Small Business Administration, 4.93%, 1/01/2024	$267	$266
Small Business Administration, 4.34%, 3/01/2024	523	521
Small Business Administration, 4.99%, 9/01/2024	791	781
Small Business Administration, 4.86%, 1/01/2025	2,840	2,797
Small Business Administration, 4.625%, 2/01/2025	3,743	3,673
Small Business Administration, 5.11%, 4/01/2025	2,231	2,190
Small Business Administration, 4.43%, 5/01/2029	75,667	72,548
Small Business Administration, 3.21%, 9/01/2030	1,216,349	1,136,658
Small Business Administration, 3.25%, 11/01/2030	126,034	117,900
Small Business Administration, 2.85%, 9/01/2031	247,788	225,189
Small Business Administration, 2.37%, 8/01/2032	194,149	174,636
Small Business Administration, 2.13%, 1/01/2033	930,004	823,419
Small Business Administration, 2.21%, 2/01/2033	235,290	209,986
Small Business Administration, 2.22%, 3/01/2033	747,698	660,623
Small Business Administration, 2.08%, 4/01/2033	1,520,688	1,349,340
Small Business Administration, 2.45%, 6/01/2033	1,579,019	1,409,854
Small Business Administration, 3.15%, 7/01/2033	1,956,024	1,798,371
Small Business Administration, 3.16%, 8/01/2033	2,256,125	2,071,003
Small Business Administration, 3.62%, 9/01/2033	1,858,195	1,733,125
		$11,792,880
U.S. Treasury Obligations – 18.1%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$17,932,629
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,040,523
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,900,000	6,842,988
U.S. Treasury Bonds, 4%, 11/15/2042	13,580,000	12,053,311
U.S. Treasury Bonds, 4.375%, 8/14/2043	9,600,000	8,956,500
U.S. Treasury Bonds, 2.375%, 11/15/2049	14,700,000	9,408,574

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 1.625%, 11/15/2050	$3,500,000	$1,833,262
U.S. Treasury Bonds, 2.25%, 2/15/2052	12,000,000	7,364,063
U.S. Treasury Notes, 3.875%, 3/31/2025	15,600,000	15,289,828
U.S. Treasury Notes, 4.625%, 6/30/2025	46,200,000	45,804,773
U.S. Treasury Notes, 4.75%, 7/31/2025	75,300,000	74,799,961
U.S. Treasury Notes, 5%, 8/30/2025	44,400,000	44,309,813
U.S. Treasury Notes, 4.125%, 7/30/2028	16,000,000	15,655,000
		$266,291,225
Utilities - Electric Power – 1.3%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$2,976,213
Calpine Corp., 3.75%, 3/01/2031 (n)	3,680,000	2,964,694
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	796,327
FirstEnergy Corp., 3.4%, 3/01/2050	645,000	400,899
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,153,010
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,256,235
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	5,660,015
		$19,207,393
Total Bonds		$1,445,665,494
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.4% (v)	23,997,665	$24,002,464

Other Assets, Less Liabilities – 0.1%		1,635,798
Net Assets – 100.0%		$1,471,303,756
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,002,464 and $1,445,665,494, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $356,188,868, representing 24.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.634% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036	11/12/21	$1,340,000	$1,267,320
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.384% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036	11/12/21	1,575,000	1,429,604
Total Restricted Securities			$2,696,924
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

Portfolio of Investments (unaudited) – continued
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 9/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	66	$7,363,125	December – 2023	$197,703
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	243	$49,258,758	December – 2023	$(126,167)
U.S. Treasury Note 5 yr	Long	USD	522	54,997,594	December – 2023	(412,116)
U.S. Treasury Ultra Bond 30 yr	Long	USD	742	88,066,125	December – 2023	(6,571,020)
						$(7,109,303)
At September 30, 2023, the fund had liquid securities with an aggregate value of $5,810,519 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$278,084,105	$—	$278,084,105
Non - U.S. Sovereign Debt	—	3,875,174	—	3,875,174
Municipal Bonds	—	20,121,677	—	20,121,677
U.S. Corporate Bonds	—	393,613,157	—	393,613,157
Residential Mortgage-Backed Securities	—	325,507,711	—	325,507,711
Commercial Mortgage-Backed Securities	—	122,963,017	—	122,963,017
Asset-Backed Securities (including CDOs)	—	140,377,703	—	140,377,703
Foreign Bonds	—	161,122,950	—	161,122,950
Mutual Funds	24,002,464	—	—	24,002,464
Total	$24,002,464	$1,445,665,494	$—	$1,469,667,958
Other Financial Instruments
Futures Contracts – Assets	$197,703	$—	$—	$197,703
Futures Contracts – Liabilities	(7,109,303)	—	—	(7,109,303)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$43,144,046	$313,011,261	$332,145,746	$1,197	$(8,294)	$24,002,464
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$988,328	$—